UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh               NEW YORK, NY             11/7/07
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        56
                                               -------------

Form 13F Information Table Value Total:        $575,873
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.         Form 13F File Number           Name
NONE

                                                             FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2         COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ------------------------

----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
ADVANCED MEDICAL OPTICS INC   NOTE 3.250% 8/0   00763MAK4    4,248   5,000,000 SH       SOLE                 5,000,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0   007903AL1   11,210  12,500,000 SH       SOLE                12,500,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
AMAG PHARMACEUTICALS INC      COM               00163U106   16,151     282,358 SH       SOLE                   282,358      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
AMERICAN REPROGRAPHICS CO     COM               029263100      294      15,700 SH       SOLE                    15,700      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
AMGEN INC                     NOTE 0.125% 2/0   031162AN0    9,301  10,000,000 SH       SOLE                10,000,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
APEX SILVER MINES LTD         NOTE 4.000% 9/1   03760XAD3    6,264   6,500,000 SH       SOLE                 6,500,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
APEX SILVER MINES LTD         NOTE 2.875% 3/1   03760XAB7    6,638   7,500,000 SH       SOLE                 7,500,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
CELL THERAPEUTICS INC         NOTE 5.750% 6/1   150934AC1      690   1,000,000 SH       SOLE                 1,000,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
CELL THERAPEUTICS INC         NOTE 7.500% 4/3   150934AK3    2,207   3,600,000 SH       SOLE                 3,600,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
CELL THERAPEUTICS INC         NOTE 5.750% 6/1   150934AD9    7,743  10,500,000 SH       SOLE                10,500,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
CHARTER COMMUNICATIONS INC D  CL A              16117M107    1,032     400,000 SH       SOLE                   400,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
CITADEL BROADCASTING CORP     NOTE 1.875% 2/1   17285TAB2    8,400  10,000,000 SH       SOLE                10,000,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
COMCAST CORP NEW              CL A              20030N101   14,508     600,000 SH       SOLE                   600,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
CYPRESS BIOSCIENCES INC       COM PAR $.02      232674507    8,885     649,024 SH       SOLE                   649,024      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
D R HORTON INC                COM               23331A109    1,281     100,000 SH       SOLE                   100,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
DECODE GENETICS INC           NOTE 3.500% 4/1   243586AB0    1,339   2,000,000 SH       SOLE                 2,000,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
DELTA AIR LINES INC DEL       COM NEW           247361702    2,790     155,406 SH       SOLE                   155,406      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
ENTERTAINMENT PPTYS TR        PFD C CNV 5.75%   29380T402    4,246     200,000 SH       SOLE                   200,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
EQUITABLE RES INC             COM               294549100    8,565     165,128 SH       SOLE                   165,128      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
FORD MTR CO DEL               NOTE 4.250%12/1   345370CF5   75,586  65,000,000 SH       SOLE                65,000,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
GENERAL MTRS CORP             DEB SR CV C 33    370442717   85,359   3,500,000 SH       SOLE                 3,500,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
GENERAL MTRS CORP             DEB SR CONV B     370442733   30,794   1,450,000 SH       SOLE                 1,450,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
GENESIS LEASE LTD             ADR               37183T107   11,029     443,300 SH       SOLE                   443,300      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
GILEAD SCIENCES INC           COM               375558103    5,109     125,000 SH       SOLE                   125,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
GROUP 1 AUTOMOTIVE INC        FRNT 2.250% 6/1   398905AE9    7,700  10,000,000 SH       SOLE                10,000,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
HUGHES COMMUNICATIONS INC     COM               444398101    5,223     100,726 SH       SOLE                   100,726      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
LENNAR CORP                   CL A              526057104    4,530     200,000 SH       SOLE                   200,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
LG PHILIP LCD CO LTD          SPONS ADR REP     50186V102      424      17,700 SH       SOLE                    17,700      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1   53219LAH2   12,417  14,000,000 SH       SOLE                14,000,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
LINEAR TECHNOLOGY CORP        NOTE 3.125% 5/0   535678AD8    9,936  10,000,000 SH       SOLE                10,000,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
LORAL SPACE & COMMUNICATNS L  COM               543881106    3,298      82,977 SH       SOLE                    82,977      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
MIRANT CORP NEW               COM               60467R100    5,821     143,100 SH       SOLE                   143,100      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
NEKTAR THERAPEUTICS           COM               640268108      184      20,800 SH       SOLE                    20,800      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
NORTHWEST AIRLS CORP          COM               667280408   22,803   1,281,070 SH       SOLE                 1,281,070      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
NRG ENERGY INC                COM NEW           629377508   12,264     290,000 SH       SOLE                   290,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
PDL BIOPHARMA INC             COM               69329Y104    2,377     110,000 SH       SOLE                   110,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
PIER 1 IMPORTS INC            NOTE 6.375% 2/1   720279AH1      801   1,000,000 SH       SOLE                 1,000,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
PINNACLE GAS RESOURCES INC    COM               723464301    1,336     270,527 SH       SOLE                   270,527      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
PPL CORP                      COM               69351T106   12,501     270,000 SH       SOLE                   270,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
QUALCOMM INC                  COM               747525103   12,678     300,000 SH       SOLE                   300,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
RAIT FINANCIAL TRUST          COM               749227104      823     100,000 SH       SOLE                   100,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
RENAISSANCE ACQUISITION CORP  *W EXP 01/28/201  75966C115      371     825,000 SH       SOLE                   825,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
RENAISSANCE ACQUISITION CORP  COM               75966C305    3,274     591,000 SH       SOLE                   591,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR     81941Q203    6,321     170,000 SH       SOLE                   170,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
SHIRE PLC                     SPONSORED ADR     82481R106    7,411     100,172 SH       SOLE                   100,172      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
SIX FLAGS INC                 PIERS             83001P505    5,787     276,900 SH       SOLE                   276,900      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
SPDR SERIES TRUST             S&P HOMEBUILD     78464A888   14,231     665,000 SH       SOLE                   665,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
SYMANTEC CORP                 NOTE 0.750% 6/1   871503AD0   17,650  15,500,000 SH       SOLE                15,500,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
TECH DATA CORP                DBCV 2.750%12/1   878237AE6    4,910   5,000,000 SH       SOLE                 5,000,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
TIME WARNER CABLE INC         CL A              88732J108   12,614     384,579 SH       SOLE                   384,579      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
TIME WARNER INC               COM               887317105    5,508     300,000 SH       SOLE                   300,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
USEC INC                      COM               90333E108    1,365     133,200 SH       SOLE                   133,200      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
VORNADO RLTY TR               DBCV 2.850% 3/1   929042AC3   25,265  27,000,000 SH       SOLE                27,000,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
WILLBROS GROUP INC            NOTE 2.750% 3/1   969199AC2   15,140   8,643,000 SH       SOLE                 8,643,000      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
WILLIAMS COS INC DEL          COM               969457100   12,732     373,810 SH       SOLE                   373,810      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----
ZYMOGENETICS INC              COM               98985T109    4,509     345,500 SH       SOLE                   345,500      0     0
----------------------------- ----------------- ---------- -------- ---------- --- ---- ---------- -------- ---------- ------- -----